Subsequent Event (Nar Debt) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Oct. 15, 2012	Feb. 23, 2012 [TwelvePercentFixedRateDueTwoThousandAndEighteenMember]	Oct. 15, 2012 [TwelvePercentFixedRateDueTwoThousandAndEighteenMember] [FirstPriorityNotesMember]	Feb. 23, 2012 [TwelvePercentFixedRateDueTwoThousandAndEighteenMember] [FirstPriorityNotesMember]	Feb. 23, 2012 [TwelvePercentFixedRateDueTwoThousandAndEighteenMember] [SecondPriorityNotesMember]	Feb. 23, 2012 [IssuanceOfDebtMember] [TwelvePercentFixedRateDueTwoThousandAndEighteenMember]	Oct. 15, 2012 [IssuanceOfDebtMember] [TwelvePercentFixedRateDueTwoThousandAndEighteenMember] [FirstPriorityNotesMember]	Feb. 23, 2012 [IssuanceOfDebtMember] [TwelvePercentFixedRateDueTwoThousandAndEighteenMember] [FirstPriorityNotesMember]	Oct. 15, 2012 [IssuanceOfDebtMember] [TwelvePercentFixedRateDueTwoThousandAndFourteenMember]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 54	$ 350	$ 150	$ 500	$ 54
Debt Instrument, Interest Rate, Stated Percentage			12.00%	12.00%	12.00%			12.00%	12.00%
Debt Instrument Interest Rate Stated Percentage Of Par	109.00%	96.00%
Proceeds From Debt Net Of Issuance Costs	$ 57.9